Intangible Assets, Net (Details) - Schedule of estimated amortization - Dec. 31, 2020	CNY (¥)	USD ($)
Schedule of estimated amortization [Abstract]
2021	¥ 16,771,896	$ 2,570,445
2022	10,618,069	1,627,315
2023	7,774,151	1,191,459
2024	5,535,399	848,350
2025	495,786	75,984
Thereafter	46,790	7,171
Total	¥ 41,242,091	$ 6,320,724